Lease obligations (Details 5) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 346
Right-of-use asset obtained in exchange for new operating lease obligations	$ 460